Net Loss Per Share of Common Stock - Schedule of Potentially Dilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-K) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Senior Convertible Note were excluded from the computation of diluted net income per share	3,898,219	1,262,849
Stock Option and Purchase Warrants [Member]
Senior Convertible Note were excluded from the computation of diluted net income per share	3,917,763
Senior Convertible Notes [Member]
Senior Convertible Note were excluded from the computation of diluted net income per share	112,580	1,262,849